Convertible Redeemable Preferred Shares (Details) - Schedule of roll-forward of carrying amount of convertible redeemable preferred shares - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Temporary Equity [Line Items]
Beginning balance	$ 68,868,762	$ 55,316,068	$ 55,316,068	$ 19,245,342	$ 17,965,877
Accretion of preferred shares	2,001,777	1,754,165	3,865,430	3,029,529	1,796,987
Conversion into ordinary shares	(69,253,178)
Effects of foreign exchange rate	(1,617,361)	745,386	(2,120,041)	3,332,916	(517,522)
Ending balance		57,815,619	68,868,762	55,316,068	19,245,342
Series Seed [Member]
Temporary Equity [Line Items]
Beginning balance	1,078,376	1,118,712	1,118,712	1,238,880	1,274,990
Accretion of preferred shares
Conversion into ordinary shares	(1,047,247)
Effects of foreign exchange rate	(31,129)	14,746	(40,336)	110,835	(36,110)
Ending balance		1,133,458	1,078,376	1,118,712	1,238,880
Series A [Member]
Temporary Equity [Line Items]
Beginning balance	3,135,822	3,077,673	3,077,673	3,707,516	3,465,025
Accretion of preferred shares	78,265	88,785	175,472	219,426	342,283
Conversion into ordinary shares	(3,124,492)
Effects of foreign exchange rate	(89,595)	41,390	(117,323)	324,933	(99,792)
Ending balance		3,207,848	3,135,822	3,077,673	3,707,516
Series A-1 [Member]
Temporary Equity [Line Items]
Beginning balance	6,591,553	6,500,169	6,500,169	7,041,062	6,545,180
Accretion of preferred shares	150,753	171,017	337,994	487,866	684,567
Conversion into ordinary shares	(6,553,815)
Effects of foreign exchange rate	(188,491)	87,265	(246,610)	633,472	(188,685)
Ending balance		6,758,451	6,591,553	6,500,169	7,041,062
Series A-2 [Member]
Temporary Equity [Line Items]
Beginning balance	4,629,590	4,513,809	4,513,809	3,255,187	2,999,512
Accretion of preferred shares	128,899	146,226	288,998	286,141	342,283
Conversion into ordinary shares	(4,626,375)
Effects of foreign exchange rate	(132,114)	60,852	(173,217)	330,580	(86,608)
Ending balance		4,720,887	4,629,590	4,513,809	3,255,187
Series A-3 [Member]
Temporary Equity [Line Items]
Beginning balance	4,843,169	4,714,561	4,714,561	4,002,697	3,681,170
Accretion of preferred shares	138,186	156,760	309,818	354,146	427,854
Conversion into ordinary shares	(4,843,185)
Effects of foreign exchange rate	(138,170)	63,596	(181,210)	385,598	(106,327)
Ending balance		4,934,917	4,843,169	4,714,561	4,002,697
Series B [Member]
Temporary Equity [Line Items]
Beginning balance	23,676,836	23,075,583	23,075,583
Accretion of preferred shares	663,291	752,449	1,487,127	1,111,345
Conversion into ordinary shares	(23,664,509)
Effects of foreign exchange rate	(675,618)	311,136	(885,874)	1,147,601
Ending balance		24,139,168	23,676,836	23,075,583
Series B+ [Member]
Temporary Equity [Line Items]
Beginning balance	12,707,581	12,315,561	12,315,561
Accretion of preferred shares	386,920	438,928	867,491	570,605
Conversion into ordinary shares	(12,732,257)
Effects of foreign exchange rate	(362,244)	166,401	(475,471)	399,897
Ending balance		12,920,890	12,707,581	12,315,561
Series C [Member]
Temporary Equity [Line Items]
Beginning balance	12,205,835
Accretion of preferred shares	455,463		398,530
Conversion into ordinary shares	(12,661,298)
Effects of foreign exchange rate
Ending balance			$ 12,205,835